Income Taxes (Tables)	12 Months Ended
Sep. 30, 2018
Tax Provision [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign

The components of income (loss) from continuing operations before income taxes are as follows (in millions):

	Year Ended September 30,
	2018	2017	2016
United States	$736.7	$481.9	$(25.1)
Foreign	298.1	375.7	269.7
Income from continuing operations before income taxes	$1,034.8	$857.6	$244.6

Schedule of Components of Income Tax Expense (Benefit)

Income tax expense (benefit) from continuing operations consists of the following components (in millions):

	Year Ended September 30,
	2018	2017	2016
Current income taxes:
Federal	$83.0	$80.8	$98.3
State	26.8	3.3	12.8
Foreign	86.6	95.3	87.0
Total current expense	196.4	179.4	198.1
Deferred income taxes:
Federal	(1,108.6)	15.2	(131.5)
State	53.2	(22.8)	6.9
Foreign	(15.5)	(12.8)	16.3
Total deferred (benefit) expense	(1,070.9)	(20.4)	(108.3)
Total income tax (benefit) expense	$(874.5)	$159.0	$89.8

Schedule of Effective Income Tax Rate Reconciliation

The differences between the statutory federal income tax rate and our effective income tax rate from continuing operations are as follows:

	Year Ended September 30,
	2018	2017	2016
Statutory federal tax rate	24.5%	35.0%	35.0%
Foreign rate differential	0.6	(4.9)	(5.5)
Adjustment and resolution of federal, state and foreign tax uncertainties	0.9	(0.3)	0.2
State taxes, net of federal benefit	4.3	3.3	4.9
Tax Act (1)	(109.1)	—	—
Excess tax benefit related to stock compensation	(0.8)	—	—
Research and development and other tax credits, net of valuation allowances and reserves	(0.5)	(0.8)	(6.1)
Income attributable to noncontrolling interest	(0.1)	0.4	0.8
Domestic manufacturer’s deduction	(1.8)	(2.0)	(4.4)
Sale of HH&B	—	(5.0)	—
U.S. legal entity restructuring	—	(3.3)	—
Change in valuation allowance	(1.8)	(3.3)	6.3
Nondeductible transaction costs	—	1.0	0.4
Contribution of assets to Grupo Gondi joint venture	—	—	3.4
Nontaxable increased cash surrender value	(0.8)	(1.5)	(4.6)
Withholding taxes	0.5	0.4	2.0
Brazilian net worth deduction	(0.9)	(0.8)	(2.0)
Other, net	0.5	0.3	6.3
Effective tax rate	(84.5)%	18.5%	36.7%

Schedule of Deferred Tax Assets and Liabilities

The tax effects of temporary differences that give rise to deferred income tax assets and liabilities consist of the following (in millions):

	September 30,
	2018	2017
Deferred income tax assets:
Accruals and allowances	$22.1	$40.6
Employee related accruals and allowances	213.2	265.1
State net operating loss carryforwards	78.4	70.6
State credit carryforwards, net of federal benefit	64.8	54.4
U.S. and foreign tax credit carryforwards	14.7	135.9
Federal and foreign net operating loss carryforwards	188.7	204.1
Restricted stock and options	46.7	81.0
Other	45.3	32.8
Total	673.9	884.5
Deferred income tax liabilities:
Property, plant and equipment	1,509.7	2,154.1
Deductible intangibles and goodwill	698.1	1,091.4
Inventory reserves	168.6	236.1
Deferred gain	258.8	405.2
Pension obligations	60.1	90.8
Basis difference in joint ventures	35.5	57.1
Other	—	8.3
Total	2,730.8	4,043.0
Valuation allowances	229.4	219.1
Net deferred income tax liability	$2,286.3	$3,377.6

Location of Deferred Taxes in Balance Sheet

Deferred taxes are recorded as follows in the consolidated balance sheet (in millions):

	September 30,
	2018	2017
Long-term deferred tax asset (1)	$35.2	$32.6
Long-term deferred tax liability	2,321.5	3,410.2
Net deferred income tax liability	$2,286.3	$3,377.6

(1)	The long-term deferred tax asset is presented in Other assets on the consolidated balance sheets.

Summary of Valuation Allowance

The following table represents a summary of the valuation allowances against deferred tax assets for fiscal 2018, 2017 and 2016 (in millions):

	2018	2017	2016
Balance at beginning of fiscal year	$219.1	$177.2	$100.2
Increases	50.8	54.3	24.8
Allowances related to purchase accounting (1)	0.1	12.4	63.0
Reductions	(40.6)	(24.8)	(10.8)
Balance at end of fiscal year	$229.4	$219.1	$177.2

(1)	Amounts in fiscal 2018 and 2017 relate to the MPS Acquisition. Adjustments in fiscal 2016 relate to the Combination and the SP Fiber Acquisition.

Summary of Income Tax Contingencies

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows (in millions):

	2018	2017	2016
Balance at beginning of fiscal year	$148.9	$166.8	$106.6
Additions related to purchase accounting (1)	3.4	7.7	16.5
Additions for tax positions taken in current year	3.1	5.0	30.3
Additions for tax positions taken in prior fiscal years	18.0	15.2	20.6
Reductions for tax positions taken in prior fiscal years	(5.3)	(25.6)	(9.7)
Reductions due to settlement (2)	(29.4)	(14.1)	(1.3)
(Reductions) additions for currency translation adjustments	(9.6)	2.0	7.0
Reductions as a result of a lapse of the applicable statute of limitations	(2.0)	(8.1)	(3.2)
Balance at end of fiscal year	$127.1	$148.9	$166.8

(1)	Amounts in fiscal 2018 and 2017 relate to the MPS Acquisition. Adjustments in fiscal 2016 relate to the Combination and the SP Fiber Acquisition.

(2)

Amounts in fiscal 2018 relate to the settlement of state audit examinations and federal and state amended returns filed related to affirmative adjustments for which a there was a reserve. Amounts in fiscal 2017 relate to the settlement of federal and state audit examinations with taxing authorities.